UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08560
GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO International Growth Fund, Inc.
First Quarter Report — March 31, 2011

Caesar Bryan
To Our Shareholders,
     During the first quarter of 2011, the GAMCO International Growth Fund’s (the “Fund”) (Class AAA) total return was 0.5% compared with the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index of 3.4% and the Lipper International Large Cap Growth Fund Average of 3.0%.
     Enclosed is the portfolio of investments as of March 31, 2011.
Comparative Results
Average Annual Returns through March 31, 2011 (a) (Unaudited)

						Since
						Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	(6/30/95)
GAMCO International Growth Fund Class AAA	0.53%	15.10%	0.33%	3.18%	5.78%	7.53%
MSCI EAFE Index	3.36	10.42	(3.01)	1.30	5.39	5.23
Lipper International Large Cap Growth Fund Average	3.03	14.27	(1.01)	2.70	3.99	2.65 (d)
Lipper International Multi-Cap Growth Fund Average	2.74	14.97	0.13	3.95	6.29	7.57
Class A	0.52	15.08	0.41	3.23	5.95	7.64
With sales charge (b)	(5.26)	8.46	(1.55)	2.01	5.33	7.23
Class C	0.37	14.22	(0.43)	2.40	4.90	6.95
With contingent deferred sales charge (c)	(0.63)	13.22	(0.43)	2.40	4.90	6.95
Class I	0.62	15.41	0.59	3.35	5.87	7.58
In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, C, and I Shares are 2.38%, 2.38%, 3.13%, and 2.13%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, and C Shares is 5.75%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares net asset value per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI Europe, Australasia and Far East (“EAFE”) Index is an unmanaged indicator of international stock market performance, while the Lipper International Large Cap Growth Fund Average, and Lipper International Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(d)	Lipper international Large Cap Growth Fund Average since inception performance is as of March 31, 1999.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO International Growth Fund, Inc.
Schedule of Investments — March 31, 2011 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 19.7%
4,000	Agnico-Eagle Mines Ltd.	$265,400
19,930	Anglo American plc	1,025,338
10,000	BHP Billiton Ltd.	481,594
15,000	CRH plc†	343,953
8,000	Impala Platinum Holdings Ltd.	231,474
7,000	Newcrest Mining Ltd.	288,315
18,825	Rio Tinto plc	1,322,424
25,000	Sanyo Special Steel Co. Ltd.	133,446
900	Syngenta AG	292,488
40,000	Tokai Carbon Co. Ltd.	199,086
61,500	Xstrata plc	1,437,459

	TOTAL MATERIALS	6,020,977

	CONSUMER STAPLES — 14.9%
15,728	British American Tobacco plc	631,280
10,500	Coca-Cola Hellenic Bottling Co. SA	281,986
4,500	Danone	293,965
40,000	Diageo plc	760,395
5,000	Heineken NV	273,199
100	Japan Tobacco Inc.	361,265
10,000	Nestlé SA	573,217
7,000	Pernod-Ricard SA	653,751
40,000	Tesco plc	244,481
5,000	Unicharm Corp.	181,835
10,000	Wesfarmers Ltd.	328,717

	TOTAL CONSUMER STAPLES	4,584,091

	INDUSTRIALS — 14.7%
80,000	China Merchants Holdings (International) Co. Ltd.	337,852
12,000	CNH Global NV†	582,600
11,000	Experian plc	136,229
5,600	FANUC CORP.	847,608
20,000	Jardine Matheson Holdings Ltd.	890,800
11,000	Komatsu Ltd.	373,587
110,000	Malaysia Marine and Heavy Engineering Holdings Berhad†	248,056
17,000	Mitsui & Co. Ltd.	304,725
2,200	Siemens AG	301,525
3,000	SMC Corp.	493,748

	TOTAL INDUSTRIALS	4,516,730

	CONSUMER DISCRETIONARY — 13.7%
6,000	Accor SA	269,593
6,500	Christian Dior SA	915,004
20,000	Compagnie Financiere Richemont SA, Cl. A	1,155,144
1,200	Fast Retailing Co. Ltd.	150,180
75,000	Genting Berhad	273,380
8,000	Hennes & Mauritz AB, Cl. B	265,657
4,000	Naspers Ltd., Cl. N	215,225
12,000	The Swatch Group AG	953,729

	TOTAL CONSUMER DISCRETIONARY	4,197,912

	ENERGY — 12.1%
10,000	Aker Solutions ASA	229,827
15,000	BG Group plc	373,219
25,000	BP plc	182,078
10,000	Galp Energia SGPS SA, Cl. B	214,067
11,000	Imperial Oil Ltd.	562,084
11,000	Petroleo Brasileiro SA, ADR	444,730
17,000	Saipem SpA	903,702
5,000	Statoil ASA, ADR	138,200
4,000	Technip SA	426,575
10,000	Tullow Oil plc	232,289

	TOTAL ENERGY	3,706,771

	HEALTH CARE — 10.0%
4,500	Bayer AG	348,460
4,500	Cochlear Ltd.	386,284
5,000	Elekta AB, Cl. B	199,940
14,140	GlaxoSmithKline plc	269,820
9,000	Novartis AG	488,165
4,000	Roche Holding AG, Genusschein	571,366
28,000	Smith & Nephew plc	315,773
2,000	Synthes Inc.	270,441
7,000	TSUMURA & Co.	219,644

	TOTAL HEALTH CARE	3,069,893

	FINANCIALS — 8.4%
40,000	Cheung Kong (Holdings) Ltd.	652,050
22,000	Hang Seng Bank Ltd.	355,233
40,000	Hongkong Land Holdings Ltd.	280,000
10,000	Kinnevik Investment AB, Cl. B	233,052
12,000	Schroders plc	334,189
8,500	Standard Chartered plc	220,491
35,000	Swire Pacific Ltd., Cl. A	512,949

	TOTAL FINANCIALS	2,587,964

	INFORMATION TECHNOLOGY — 5.9%
11,500	Canon Inc.	500,481
9,000	Hoya Corp.	205,362
2,900	Keyence Corp.	742,258
600	Yahoo! Japan Corp.	214,667
6,000	Yamatake Corp.	147,006

	TOTAL INFORMATION TECHNOLOGY	1,809,774

	TELECOMMUNICATION SERVICES — 0.6%
50,150	Orascom Telecom Holding SAE, GDR† (a)(b)	184,803

	TOTAL COMMON STOCKS	30,678,915

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.
Schedule of Investments (Continued) — March 31, 2011 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $21,782,685)	$30,678,915

Aggregate tax cost	$21,782,839

Gross unrealized appreciation	$10,126,884

Gross unrealized depreciation	(1,230,808)

Net unrealized appreciation/depreciation	$8,896,076

(a)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2011, the market value of the Regulation S security amounted to $184,803 or 0.60% of total investments, which was valued under methods approved by Board of Directors as follows:

				03/31/11
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
50,150	Orascom Telecom Holding SAE, GDR	10/24/07	$635,031	$3.6850

(b)	Illiquid security.

†	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	60.0%	$18,394,631
Japan	16.5	5,074,898
Asia/Pacific	16.4	5,035,229
North America	3.6	1,097,925
South Africa	1.5	446,699
Latin America	1.4	444,730
Africa/Middle East	0.6	184,803

	100.0%	$30,678,915

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$30,678,915

Total	$30,678,915

*	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
There were no Level 3 investments held at March 31, 2011 or December 31, 2010.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at March 31, 2011, if any, are not accounted for as hedging instruments under GAAP.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended March 31, 2011, the Fund held no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a Fund shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO International Growth Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Werner J. Roeder, MD
Chairman and Chief	Medical Director
Executive Officer	Lawrence Hospital
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAMCO International Growth Fund, Inc.
GAB009Q111SR
GAMCO
FIRST QUARTER REPORT
MARCH 31, 2011

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 5/31/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/31/11

*	Print the name and title of each signing officer under his or her signature.